Provisions - Main Actuarial Assumptions Used in Telefónica United Kingdom Pension Plan (Details) - site	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Discount rate (as a percent)	(0.02%)
Telefónica United Kingdom | Foreign defined benefit plans
Disclosure of defined benefit plans [line items]
Number of beneficiaries under plan	4,397	4,422
Average duration of plans	22 years
Nominal rate of pension payment increase	2.75%	2.90%
Discount rate (as a percent)	1.35%	2.05%
Expected inflation	2.80%	2.95%